Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Related Party Transactions [Line Items]
Schedule Of Related Party Transactions Income Expenses
The following table summarizes our transactions with related parties for the years ended December 31, 2021 and 2022:

	Year ended December 31, 2021	Year ended December 31, 2022
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$(30)	$(28)
Ocean Yield Malta Limited	(1,202)	(1,914)
Ultranav Business Support ApS	(936)	(1,115)
Naviera Ultranav Limitada	(25)	(15)
Norton Lilly International Inc	—	(131)

Total	$(2,193)	$(3,203)

Schedule of Related Party Transaction Due From Related Party
The following table sets out the balances due from related parties as at December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$8,450	$12,334
Unigas Pool	8,049	4,009
Dan Unity	109	20
Naviera Ultranav Limitada	128	—

Total	$16,736	$16,363

Schedule of Related Party Transaction Due To Related Party
The following table sets out the balances due to related parties as at December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$55,074	$48,684
Naviera Ultranav Limitada	27	51

Total	$55,101	$48,735